SHARE CAPITAL (Narrative) (Details)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2022 shares	Feb. 11, 2022 USD ($) $ / shares shares	Feb. 10, 2022 $ / shares shares	Feb. 04, 2022 $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	May 31, 2018 $ / shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	May 31, 2022 USD ($) Share $ / shares shares	May 31, 2021 USD ($) shares	Aug. 31, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares									98,796,156	98,796,156	98,796,156	74,349,361	75,271,126	64,095,073
Increase (decrease) in number of shares outstanding | shares										2,466,308
Equity issuance, price per share | $ / shares									$ 2.38
Gross proceeds from issuing shares										$ 5,716
Payments for share issue costs											$ 855,000	$ 1,437,000
Proceeds from issuance of equity											$ 25,831,000	25,325,000
Number of share options granted in share-based payment arrangement | Share											1,273,000		1,596,500
Stock options compensation expense											$ 1,804,000	1,953,000
Number of share options expired in share-based payment arrangement | Share											634,350
Deferred share unit expense											$ 246,000	657,000
Deferred share units share based compensation											364,000	546,000
Deferred share units director fees											118,000	111,000
Deferred share units additional share-based compensation											$ 465,000
Deferred share units issued and outstanding | shares									565,793	565,793	565,793
Deferred share units fully vested | shares									485,794	485,794	485,794
Aggregate restricted share units expense											$ 487,000	487,000
Restricted share units expense											432,000	435,000
Restricted share units expense capitalized											$ 55,000	52,000
Restricted share units settled | shares									257,856	257,856	257,856
Restricted share units issued and outstanding | shares									383,912	383,912	383,912
Restricted share units vested | shares									3,334	3,334	3,334
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							5,440,186				7,923,842		2,502,790
Equity issuance, price per share | $ / shares							$ 2.21				$ 2.48		$ 4.38
Gross proceeds from issuing shares							$ 12,000,000				$ 19,656,000		$ 10,951,000
Payments for share issue costs							$ 592,000						$ 701,000
Proceeds from issuance of equity											$ 38,000
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	18,950
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares					1,121,076
Equity issuance, price per share | $ / shares					$ 2.23			$ 1.695
Proceeds from issuance of equity					$ 2,500,000
Proportion of entity interest held by another entity		26.00%			31.00%	31.00%		26.00%			25.14%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		3,539,823				1,146,790
Equity issuance, price per share | $ / shares		$ 1.695				$ 2.18
Proceeds from issuance of equity		$ 6				$ 2,500,000
Convertible notes [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			4,719,763	7,073,746
Equity issuance, price per share | $ / shares			$ 1.695	$ 1.695
Borrowings									$ 19,990,000	$ 19,990,000	$ 19,990,000				$ 20,000,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											1,662,000	1,793,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											$ 142,000	$ 33,000